Subsequent Event - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock Option Granted	4,071,846
Stock option exercise prices	$ 9.15
2009 Plan
Stock option exercise prices		$ 7.27
Employees | 2009 Plan
Stock Option Granted		2,045,000
Non Employee Directors | 2009 Plan
Stock Option Granted		105,000